Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
New Accounting Guidance

Recently issued accounting standards

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the accompanying condensed financial statements.

Recently issued accounting standards

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the accompanying financial statements.

Mafco Worldwide & Merisant
New Accounting Guidance

New Accounting Guidance

In February 2016, the FASB issued new guidance that will require organizations that lease assets with lease terms of more than 12 months to recognize assets and liabilities for the rights and obligations created by those leases on their balance sheets. The new guidance will also require new qualitative and quantitative disclosures to help investors and other financial statement users better understand the amount, timing, and uncertainty of cash flows arising from leases. This guidance will be effective in fiscal year 2021, with early adoption permitted. The Business is currently evaluating the adoption date and the effect that the updated standard will have on its combined financial statements and related disclosures.

In June 2016, the FASB issued new guidance, which was subsequently amended in November 2018, which will require entities to estimate lifetime expected credit losses for trade and other receivables, net investments in leases, financing receivables, debt securities and other instruments, which will result in earlier recognition of credit losses. Further, the new credit loss model will affect how entities in all industries estimate their allowance for losses for receivables that are current with respect to their payment terms. This new guidance further clarifies that impairment of receivables from operating leases should be accounted for in accordance with existing lease accounting guidance. This guidance will be effective in fiscal year 2023. The Business is currently evaluating the effect that the new guidance will have on its combined financial statements and related disclosures.

In February 2018, the FASB issued new guidance, which was issued to address the income tax accounting treatment of the stranded tax effects within other comprehensive income as a result of the enactment of the Tax Cuts and Jobs Act (“TCJA”) on December 22, 2017, which changed the Business’ income tax rate from 35% to 21%. This new guidance changed US GAAP whereby an entity may elect to reclassify the stranded tax effect from accumulated other comprehensive income to retained earnings. The amendments may be adopted in total or in part using a full retrospective or modified retrospective method. The amendments are effective for periods beginning after December 15, 2018. Early adoption is permitted. On January 1, 2019, the Business elected to adopt this standard on a full retrospective approach and reclassified $2.1 from AOCI within net parent investment.

New Accounting Guidance

In February 2016, the FASB issued new guidance that will require organizations that lease assets with lease terms of more than 12 months to recognize assets and liabilities for the rights and obligations created by those leases on their balance sheets. The new guidance will also require new qualitative and quantitative disclosures to help investors and other financial statement users better understand the amount, timing, and uncertainty of cash flows arising from leases. This guidance will be effective for the Business in fiscal year 2021, with early adoption permitted. The Business is currently evaluating the adoption date and the effect that the updated standard will have on its combined financial statements and related disclosures.

In June 2016, the FASB issued new guidance, which was subsequently amended in November 2018, which will require entities to estimate lifetime expected credit losses for trade and other receivables, net investments in leases, financing receivables, debt securities and other instruments, which will result in earlier recognition of credit losses. Further, the new credit loss model will affect how entities in all industries estimate their allowance for losses for receivables that are current with respect to their payment terms. This new guidance further clarifies that impairment of receivables from operating leases should be accounted for in accordance with existing lease accounting guidance. This guidance will be effective for the Business in fiscal year 2023. The Business is currently evaluating the effect that the new guidance will have on its combined financial statements and related disclosures.

In February 2018, the FASB issued new guidance, which was issued to address the income tax accounting treatment of the stranded tax effects within other comprehensive income as a result of the enactment of the Tax Cuts and Jobs Act (“TCJA”) on December 22, 2017, which changed the Business’ income tax rate from 35% to 21%. This new guidance changed US GAAP whereby an entity may elect to reclassify the stranded tax effect from accumulated other comprehensive income to retained earnings. The amendments may be adopted in total or in part using a full retrospective or modified retrospective method. The amendments are effective for periods beginning after December 15, 2018. Early adoption is permitted. On January 1, 2019, the Business elected to adopt this standard on a full retrospective approach and reclassified $2.1 from AOCI to net parent investment.

In December 2019, the FASB issued new guidance that enhances and simplifies various aspects of the income tax accounting guidance in U.S. GAAP. This standard is effective for annual periods and interim periods beginning after December 15, 2020, with early adoption permitted. As of December 31, 2019, the Business has not adopted this guidance; however, the adoption is not expected to have a material impact on the Business’ combined financial statements.

Subsequent Events

Subsequent Events

The Business evaluated subsequent events through May 29, 2020, the date the financial statements were issued. All events that had a material impact on the Business’ financial statements are disclosed in the notes to the combined financial statements.

Subsequent Events

The Business evaluated subsequent events through the date the financial statements were issued. All events that had a material impact on the Business’ financial statements are disclosed in the notes to the combined financial statements.

The outbreak of the COVID‑19 coronavirus has been declared a pandemic by the World Health Organization and continues to spread across many of the countries in which the Business operates. The Business is following the guidelines provided by the various governmental entities in the jurisdictions where it operates and is taking additional measures to protect its employees. The Business is executing a comprehensive set of actions to prudently manage its resources, while ensuring continued product supply to its customers. While the Business is currently experiencing relatively stable consumer and customer demand for its products and has no supply disruptions, potential impacts from COVID‑19 could be considered triggering events that may require us to perform impairment assessments of goodwill and other intangible assets in fiscal 2020, and those impairments could be material.